EMPLOYEE BENEFITS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Plan [Abstract]
EMPLOYEE BENEFITS
NOTE 13 – EMPLOYEE BENEFITS
The Company has a defined contribution plan that complies with Section 401(k) of the Internal Revenue Code. All employees are auto enrolled at a 3% contribution, unless they opt out, beginning on the first plan entry date following six months of service. Plan entry dates are the first day of January and July. In March of 2020, the Company suspended any employee contribution match effective immediately and through the end of 2021. The match was reinstated on January 1, 2022. For 2022, the Company matched employee contributions 150% of the first 3% of employee contributions, not to exceed $2 thousand per participant per calendar year. Employees vest in employer contributions over six years. The contribution is limited to the maximum contribution allowed under the Internal Revenue Service Regulations. The total expense for the three months ended June 30, 2023 and 2022 was approximately $0.1 million and $0.1 million, respectively. Th
e to
tal expense for the six months ended June 30, 2023 and 2022 was approximate ly
$0.4 million and $0.3 million, respectively.

NOTE 12 — EMPLOYEE BENEFITS
The Company has a defined contribution plan that complies with Section 401(k) of the Internal Revenue Code. All employees are auto enrolled at a 3% contribution, unless they opt out, beginning on the first plan entry date following six months of service. Plan entry dates are the first day of January and July. In March of 2020, the Company suspended any employee contribution match effective immediately and through the end of 2021. The match was reinstated on January 1, 2022. For 2022, the Company matched employee contributions 150% of the first 3% of employee contributions, not to exceed $2 thousand per participant per calendar year. Employees vest in employer contributions over six years. The contribution is limited to the maximum contribution allowed under the Internal Revenue Service Regulations. The total expense for the years ended December 31, 2022 and 2021 was approximately $0.4 million and nil, respectively.